Long-Term Debt	6 Months Ended
Jun. 30, 2015
Long-Term Debt (Abstract)
Long-Term Debt
6.	Long-Term Debt
As of June 30, 2015 the Partnership's long-term debt consists of the following:

	Bank Loans	As of June 30, 2015	As of December 31, 2014	Margin
(i)	Issued in April 2007 maturing in December, 2019 ($370,000 credit facility)	$185,975	$250,850	3.00%
(ii)	Issued in March 2008 maturing in December 2019 ($350,000 credit facility)	$184,341	233,065	3.00%
(iii)	Issued in June 2011 maturing in March 2018 ($25,000 credit facility)	$14,000	19,000	3.25%
(iv)	Issued in September 2013 maturing in December 2020 ($225,000 credit facility)	$147,389	75,000	3.50%
	Total	$531,705	$577,915
	Less: Current portion	$7,847	5,400
	Long-term portion	$523,858	$572,515

Details of the Partnership's credit facilities are discussed in Note 7 of the Partnership's Consolidated Financial Statements for the year ended December 31, 2014.
In April 2015, the Partnership entered into three amendments to its credit facilities of $370,000, $350,000 and $25,000 providing for:
(i) the prepayments made on April 30, 2015, and funded by the proceeds of the April 2015 offering of common units (Note 7), of the scheduled four quarterly amortization payments in 2016 and the first quarter of 2017 in the respective aggregate amounts of $64,875, $46,024 and $5,000;
(ii) the deferral, following the prepayments, of any further scheduled amortization payments until November 2017 for the $370,000 and $350,000 credit facilities and until December 2017 for the $25,000 credit facility;
(iii) an extension of the final maturity date to December 31, 2019 for the $370,000 and $350,000 credit facilities; and
(iv) an increase of the interest rate under the $370,000 credit facility to 3.0% over LIBOR from 2.0% over LIBOR.
All other terms in our existing credit facilities remained unchanged.
On March 27, June 8 and June 29, 2015, the Partnership had drawn down the amounts of $16,750, $40,750 and $14,889 from the Tranche B of its credit facility of $225,000 in order to partly finance the acquisition of the shares of the vessel owning company of the M/T Active, the M/V Akadimos and the M/T Amadeus respectively (Note 4).
As of June 30, 2015 and December 31, 2014 the Partnership was in compliance with all financial debt covenants.
For the six month periods ended June 30, 2015 and 2014 interest expense amounted to $8,230 and $8,196, respectively. As of June 30, 2015 the weighted average interest rate of the Partnership's loan facilities was 3.34%.